Company level financial position - Summary of condensed statements of financial position (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Financial assets at FVTPL - non-current	¥ 188,083	¥ 56,919
Total non-current assets	725,601	405,775
Prepayments and other receivables	269,986	197,652
Financial assets at FVTPL-current	144,252	1,685,146
Total current assets	8,210,324	7,287,995
Total assets	8,935,925	7,693,770
EQUITY
Share premium	14,962,531	12,750,598
Reserves	3,223,822	2,946,715
Accumulated losses	(10,286,252)	(8,631,352)
Total equity	7,900,174	7,066,019	¥ (3,051,918)	¥ (2,082,116)
LIABILITIES
Other payables, deposits received and accrued expenses	408,357	397,755
Total current liabilities	1,001,301	542,489
Total liabilities	1,035,751	627,751
Total equity and liabilities	8,935,925	7,693,770
Separate | Parent
ASSETS
Amounts due from subsidiaries	5,237,491	6,946,299
Financial assets at FVTPL - non-current	106,161	56,919
Total non-current assets	5,343,652	7,003,218
Prepayments and other receivables	60,985	76,113
Financial assets at FVTPL-current	141,650
Cash	2,384,885	602,407
Total current assets	2,587,520	678,520
Total assets	7,931,172	7,681,738
EQUITY
Share premium	14,962,531	12,750,598
Reserves	3,223,822	2,946,715
Accumulated losses	(10,286,252)	(8,631,352)
Total equity	7,900,174	7,066,019
LIABILITIES
Other payables, deposits received and accrued expenses	30,998	615,719
Total current liabilities	30,998	615,719
Total liabilities	30,998	615,719
Total equity and liabilities	7,931,172	7,681,738
Separate | Parent | Class A ordinary shares
EQUITY
Ordinary shares	69	54
Separate | Parent | Class B ordinary shares
EQUITY
Ordinary shares	¥ 4	¥ 4